REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA
20.	REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA
The following agreements related to the development of City of Dreams Manila were entered into by the relevant parties of the Licensees (described below) and certain of its subsidiaries, which became effective on March 13, 2013 and end on the date of expiry of the Regular License as described below, currently expected to be on July 11, 2033, unless terminated earlier in accordance with the respective terms of the individual agreements.

(a)	Regular License
On April 29, 2015, PAGCOR issued a regular casino gaming license, as amended (the “Regular License”) in replacement of a provisional license granted as of March 13, 2013, to the co-licensees
(the “Licensees”) namely, MPHIL Holdings No. 1 Corporation, a subsidiary of MRP, and its subsidiaries including MRL (collectively the “MPHIL Holdings Group”), SM Investments Corporation (“SMIC”), Belle Corporation (“Belle”) and PremiumLeisure and Amusement, Inc. (“PLAI”) (SMIC, Belle and PLAI are collectively referred to as the “Philippine Parties”) for the establishment and operation of City of Dreams Manila, with MRL, a co-licensee,
as the “special purpose entity” to operate the casino business and as representative for itself and on behalf of the other co-licensees
in dealings with PAGCOR. The Regular License has the same terms and conditions as the provisional license, and is valid until July 11, 2033. Further details of the terms and commitments under the Regular License are included in Note 21(b).

(b)	Cooperation Agreement
The Licensees and certain of its subsidiaries entered into a cooperation agreement (the “Cooperation Agreement”) and other related arrangements which govern the rights and obligations of the Licensees. Under the Cooperation Agreement, MRL is appointed as the sole and exclusive representative of the Licensees in connection with the Regular License and is designated as the operator to operate and manage City of Dreams Manila. Further details of the commitments under the Cooperation Agreement are included in Note 21(b).

(c)	Operating Agreement
The Licensees entered into an operating agreement (the “Operating Agreement”) which governs the operation and management of City of Dreams Manila by MRL. Under the Operating Agreement, MRL is appointed as the sole and exclusive operator and manager of City of Dreams Manila, and is responsible for, and has sole discretion (subject to certain exceptions) and control over, all matters relating to the operation and management of City of Dreams Manila (including the gaming and non-gaming
operations). The Operating Agreement also includes terms of certain monthly payments to PLAI from MRL, based on the performance of gaming operations of City of Dreams Manila and is included in payments to the Philippine Parties in the accompanying consolidated statements of operations, and further provides that MRL has the right to retain all revenues from non-gaming
operations of City of Dreams Manila.
As a result of the disruptions and impact caused by the
COVID-19
outbreak, on March 22, 2021,
MRL and PLAI entered into a supplemental agreement to the Operating Agreement where the monthly payments paid or payable by MRL from 2019 to 2022 were adjusted.

(d)	MRP Lease Agreement
MRL and Belle entered into a lease agreement, as amended from time to time (the “MRP Lease Agreement”) under which Belle agreed to lease to MRL the land and certain of the building structures for City of Dreams Manila. The leased property is used by MRL and any of its affiliates exclusively as a hotel, casino and resort complex.
On

August 19, 2022
and
October 31, 2022
, MRL and Belle entered into supplemental agreements to the MRP Lease Agreement to make certain adjustments to the rental payments paid or payable by MRL from 2022 to 2033.